CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital [Member]		Treasury Shares [Member]	Retained Earnings / (Accumulated Deficit) [Member]	Exchange Reserve [Member]	Other Reserve [Member]
Beginning balance at Dec. 31, 2021	$ 288,079		[1]	$ 0	$ 67,169	$ (195)	$ 221,105
Loss for the year	(60,366)	0		0	(60,366)	0	0
Other comprehensive loss	(22)	0		0	0	(22)	0
Share-based payments	90,648	0		0	0	0	90,648
Ending balance at Dec. 31, 2022	318,339		[1]	0	6,803	(217)	311,753
Loss for the year	(56,656)	0		0	(56,656)	0	0
Issuance of shares as consideration for business combinations	18,096		[1]	0	0	0	18,096
Other comprehensive loss	(26)	0		0	0	(26)	0
Share-based payments	45,488	0		0	0	0	45,488
Issuance of shares for exercise of share awards	412		[1]	0	0	0	412
Acquisition of treasury shares	(2,604)		[1]	(2,604)	0	0	0
Issuance of shares for cash, net of transaction costs	9,517		[1]	0	0	0	9,517
Ending balance at Dec. 31, 2023	332,566		[1]	(2,604)	(49,853)	(243)	385,266
Loss for the year	(599,151)	0		0	(599,151)	0	0
Issuance of shares as consideration for business combinations	77,251		[1]	0	0	0	77,251
Other comprehensive loss	(218)	0		0	0	(218)	0
Share-based payments	33,968	0		0	0	0	33,968
Issuance of shares for exercise of share awards	5,170		[1]	0	0	0	5,170
Cancellation of treasury shares	0			2,604	0	0	(2,604)
Acquisition of treasury shares	(926)		[1]	(926)	0	0	0
Issuance of shares for cash, net of transaction costs	473,843		[1]	0	0	0	473,843
Issuance of share options as consideration for business combinations	2,600			0	0	0	2,600
Issuance of shares in connection with conversion of convertible notes	111,495		[1]	0	0	0	111,495
Purchase of zero strike call option in connection with issuance of convertible senior notes	(160,000)	0		(160,000)	0	0	0
Ending balance at Dec. 31, 2024	$ 276,598		[1]	$ (160,926)	$ (649,004)	$ (461)	$ 1,086,989

[1]	Amount less than US$1,000